Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Total real estate loans [Member]	Dec. 31, 2011 Total real estate loans [Member]	Dec. 31, 2012 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2011 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2010 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2009 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2012 Real estate: Multi-family and commercial [Member]	Dec. 31, 2011 Real estate: Multi-family and commercial [Member]	Dec. 31, 2010 Real estate: Multi-family and commercial [Member]	Dec. 31, 2009 Real estate: Multi-family and commercial [Member]	Dec. 31, 2012 Real estate: Construction [Member]	Dec. 31, 2011 Real estate: Construction [Member]	Dec. 31, 2010 Real estate: Construction [Member]	Dec. 31, 2009 Real estate: Construction [Member]	Dec. 31, 2012 Total commercial business loans [Member]	Dec. 31, 2011 Total commercial business loans [Member]	Dec. 31, 2010 Total commercial business loans [Member]	Dec. 31, 2009 Total commercial business loans [Member]	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial business: Other [Member]	Dec. 31, 2011 Commercial business: Other [Member]	Dec. 31, 2012 Total consumer loans [Member]	Dec. 31, 2011 Total consumer loans [Member]	Dec. 31, 2010 Total consumer loans [Member]	Dec. 31, 2009 Total consumer loans [Member]	Dec. 31, 2012 Consumer: Home equity [Member]	Dec. 31, 2011 Consumer: Home equity [Member]	Dec. 31, 2012 Consumer: Indirect automobile [Member]	Dec. 31, 2011 Consumer: Indirect automobile [Member]	Dec. 31, 2012 Consumer: Other [Member]	Dec. 31, 2011 Consumer: Other [Member]	Dec. 31, 2012 Deferred loan origination costs, net of fees [Member]	Dec. 31, 2011 Deferred loan origination costs, net of fees [Member]	Dec. 31, 2012 Allowance for loan losses [Member]	Dec. 31, 2011 Allowance for loan losses [Member]	Dec. 31, 2010 Allowance for loan losses [Member]	Dec. 31, 2009 Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 689,806	$ 621,883	$ 435,899	$ 418,100	$ 230,664	$ 247,426			$ 201,951	$ 158,384			$ 3,284	$ 12,290			$ 213,527	$ 167,801			$ 148,385	$ 127,359	$ 65,142	$ 40,442	$ 40,380	$ 35,982			$ 28,375	$ 27,425	$ 9,652	$ 5,733	$ 2,353	$ 2,824
Deferred loan origination costs, net of fees																																			1,744	1,713
Allowance for loan losses	(6,387)	(4,970)			(1,125)	(759)	(915)	(1,028)	(3,028)	(2,337)	(2,700)	(2,443)	(22)	(280)	(64)	(221)	(1,735)	(1,148)	(790)	(906)					(477)	(446)	(330)	(293)									(6,387)	(4,970)	(4,799)	(4,891)
Loans receivable, net	685,163	618,626
Financing Receivable, Significant Purchases																					$ 42,907	$ 41,200									$ 6,861	$ 5,802